PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 571,513	R$ 1,003,035
Balance at the end of the year	603,639	571,513
Effect of asset ceiling
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,112,307	1,072,192
Interest on the asset limitation	126,398	96,762
Changes in the assets limitation, except interest	373,341	56,647
Balance at the end of the year	865,364	1,112,307
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(91,892)	5,971
Balance at the end of the year	(117,397)	(91,892)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Effect of asset ceiling
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,112,307	1,072,192
Interest on the asset limitation	126,398	96,762
Changes in the assets limitation, except interest	373,341	56,647
Balance at the end of the year	865,364	1,112,307
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	663,405	997,064
Interest on the asset limitation	164,466
Balance at the end of the year	721,036	663,405
Post-retirement health plans | Effect of asset ceiling
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	0	0
Interest on the asset limitation	0	0
Changes in the assets limitation, except interest	0	0
Balance at the end of the year	R$ 0	R$ 0